Note 14 - Stock-based Compensation (Details Textual) - USD ($)		1 Months Ended					12 Months Ended			36 Months Ended	81 Months Ended
	Mar. 02, 2016	Jun. 30, 2016	Jun. 30, 2012	Jun. 22, 2012	Nov. 30, 2009	Jun. 30, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	May 31, 2008	May 29, 2009	Mar. 30, 2009	Mar. 02, 2006	Aug. 31, 2000	Dec. 31, 1999
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							136,984,100			136,984,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							185,500,550	207,837,900		185,500,550
Common Stock, Capital Shares Reserved for Future Issuance							340,340,900			340,340,900
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.0168	$ 0.0097	$ 0.0127
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized							$ 2,253,000			$ 2,253,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term							2 years 156 days
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options							$ 113,000	$ 75,000	$ 211,000
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance							72,117,700			72,117,700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 998,000	$ 1,169,000	$ 1,246,000
Purchase Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						20,000,000					40,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate							1.00%			1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum							10.00%			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date							90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date							90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							10 years
Purchase Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		25,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans										10,089,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.0092	$ 0.0054	$ 0.008
Stock Plan 1997 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																185,000,000
Stock Incentive Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																150,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Annual Increase in Number of Additional Shares Authorized							75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Maximum Annual Increase, Percentage							4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							0			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							0			0
Share Option Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												175,000,000		100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							117,859,200			117,859,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							134,743,050			134,743,050
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							$ 5,000	$ 1,000	$ 2,000
The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							19,124,900			19,124,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							50,757,500			50,757,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Common Stock, Capital Shares Reserved for Future Issuance	100,000,000
Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												75,000,000	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years